Fee Income	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Fee Income

17. Fee Income

Fee income for the years ended December 31 consists of the following:

	2021	2020
Fee income from insurance contracts	$1,175	$1,059
Fee income from service contracts:
Distribution fees	959	858
Fund management and other asset-based fees	4,981	4,180
Administrative service and other fees	887	784
Total fee income	$8,002	$6,881
Distribution fees and Fund management and other asset-based fees are primarily earned in the Asset Management segment. Administrative service and other fees are primarily earned in the Canada segment. The fee income by business segment is presented in Note 4.